Other Balance Sheet Components - Accounts Receivable (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Accounts receivable, net:
Total gross amount	$ 143,102,000		$ 122,583,000
Allowance for doubtful accounts:
Balance at the beginning of the year/period	(6,529,000)	$ (1,375,000)	(1,375,000)
Reversal (additional provision) charged to expenses, net	(4,086,000)	$ (1,252,000)	(7,787,000)
Write-off	2,186,000		2,633,000
Balance at the end of the year/period	(8,429,000)		(6,529,000)
Accounts receivable, net	134,673,000		116,054,000
Alibaba
Accounts receivable, net:
Total gross amount	19,187,000		24,293,000
Allowance for doubtful accounts:
Balance at the beginning of the year/period	0
Balance at the end of the year/period	0		0
Accounts receivable, net	19,187,000		24,293,000
Other related parties
Accounts receivable, net:
Total gross amount	36,076,000		31,589,000
Allowance for doubtful accounts:
Balance at the beginning of the year/period	(1,483,000)
Balance at the end of the year/period	(1,519,000)		(1,483,000)
Accounts receivable, net	34,557,000		30,106,000
Third parties
Accounts receivable, net:
Total gross amount	87,839,000		66,701,000
Allowance for doubtful accounts:
Balance at the beginning of the year/period	(5,046,000)
Balance at the end of the year/period	(6,910,000)		(5,046,000)
Accounts receivable, net	$ 80,929,000		$ 61,655,000